Expense Example - PSF PGIM High Yield Bond Portfolio	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class III 1 Year	Class III 3 Years	Class III 5 Years	Class III 10 Years
USD ($)	58	191	336	758	84	270	473	1,057